Schedule of consolidated balance sheet (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Leases
Right-of-use assets	$ 50,762	$ 65,694	$ 13,761
- Current	29,995	38,818	11,921
- Non-current	20,932	27,090	2,132
Lease liabilities	$ 50,927	$ 65,908	$ 14,053